Transactions with Affiliates - Commodity Price Swap Agreements Tables (Details) - Western Gas Partners, LP [Member]		Dec. 31, 2018 $ / MMBTU $ / bbl	Dec. 20, 2017 $ / MMBTU $ / bbl	Dec. 31, 2016 $ / MMBTU $ / bbl	Dec. 01, 2016 $ / MMBTU $ / bbl	Dec. 08, 2015 $ / MMBTU $ / bbl
DJ Basin Complex [Member] | Years 2016 - 2018 [Member] | Ethane [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price		18.41
DJ Basin Complex [Member] | Years 2016 - 2018 [Member] | Propane [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price		47.08
DJ Basin Complex [Member] | Years 2016 - 2018 [Member] | Isobutane [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price		62.09
DJ Basin Complex [Member] | Years 2016 - 2018 [Member] | Normal Butane [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price		54.62
DJ Basin Complex [Member] | Years 2016 - 2018 [Member] | Natural Gasoline [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price		72.88
DJ Basin Complex [Member] | Years 2016 - 2018 [Member] | Condensate [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price		76.47
DJ Basin Complex [Member] | Years 2016 - 2018 [Member] | Natural Gas (per MMBtu) [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price | $ / MMBTU		5.96
DJ Basin Complex [Member] | Year 2016 [Member] | Ethane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]					0.60
DJ Basin Complex [Member] | Year 2016 [Member] | Propane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]					10.98
DJ Basin Complex [Member] | Year 2016 [Member] | Isobutane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]					17.23
DJ Basin Complex [Member] | Year 2016 [Member] | Normal Butane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]					16.86
DJ Basin Complex [Member] | Year 2016 [Member] | Natural Gasoline [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]					26.15
DJ Basin Complex [Member] | Year 2016 [Member] | Condensate [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]					34.65
DJ Basin Complex [Member] | Year 2016 [Member] | Natural Gas (per MMBtu) [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price | $ / MMBTU	[1]					2.11
DJ Basin Complex [Member] | Year 2017 [Member] | Ethane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]				5.09
DJ Basin Complex [Member] | Year 2017 [Member] | Propane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]				18.85
DJ Basin Complex [Member] | Year 2017 [Member] | Isobutane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]				26.83
DJ Basin Complex [Member] | Year 2017 [Member] | Normal Butane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]				26.20
DJ Basin Complex [Member] | Year 2017 [Member] | Natural Gasoline [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]				41.84
DJ Basin Complex [Member] | Year 2017 [Member] | Condensate [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]				45.40
DJ Basin Complex [Member] | Year 2017 [Member] | Natural Gas (per MMBtu) [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price | $ / MMBTU	[1]				3.05
DJ Basin Complex [Member] | Year 2018 [Member] | Ethane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]		5.41
DJ Basin Complex [Member] | Year 2018 [Member] | Propane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]		28.72
DJ Basin Complex [Member] | Year 2018 [Member] | Isobutane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]		32.92
DJ Basin Complex [Member] | Year 2018 [Member] | Normal Butane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]		32.71
DJ Basin Complex [Member] | Year 2018 [Member] | Natural Gasoline [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]		48.04
DJ Basin Complex [Member] | Year 2018 [Member] | Condensate [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]		49.36
DJ Basin Complex [Member] | Year 2018 [Member] | Natural Gas (per MMBtu) [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price | $ / MMBTU	[1]		2.21
Hugoton System [Member] | Year 2016 [Member] | Condensate [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price	[2]			78.61
Commodity market price	[1],[2]					18.81
Hugoton System [Member] | Year 2016 [Member] | Natural Gas (per MMBtu) [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price | $ / MMBTU	[2]			5.50
Commodity market price | $ / MMBTU	[1],[2]					2.12
MGR Assets [Member] | Years 2016 - 2018 [Member] | Ethane [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price		23.11
MGR Assets [Member] | Years 2016 - 2018 [Member] | Propane [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price		52.90
MGR Assets [Member] | Years 2016 - 2018 [Member] | Isobutane [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price		73.89
MGR Assets [Member] | Years 2016 - 2018 [Member] | Normal Butane [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price		64.93
MGR Assets [Member] | Years 2016 - 2018 [Member] | Natural Gasoline [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price		81.68
MGR Assets [Member] | Years 2016 - 2018 [Member] | Condensate [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price		81.68
MGR Assets [Member] | Years 2016 - 2018 [Member] | Natural Gas (per MMBtu) [Member]
Commodity Price Risk Swap [Line Items]
Commodity swap fixed price | $ / MMBTU		4.87
MGR Assets [Member] | Year 2017 [Member] | Ethane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]				4.08
MGR Assets [Member] | Year 2017 [Member] | Propane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]				19.24
MGR Assets [Member] | Year 2017 [Member] | Isobutane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]				25.79
MGR Assets [Member] | Year 2017 [Member] | Normal Butane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]				25.16
MGR Assets [Member] | Year 2017 [Member] | Natural Gasoline [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]				45.01
MGR Assets [Member] | Year 2017 [Member] | Condensate [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]				53.55
MGR Assets [Member] | Year 2017 [Member] | Natural Gas (per MMBtu) [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price | $ / MMBTU	[1]				3.05
MGR Assets [Member] | Year 2018 [Member] | Ethane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]		2.52
MGR Assets [Member] | Year 2018 [Member] | Propane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]		25.83
MGR Assets [Member] | Year 2018 [Member] | Isobutane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]		30.03
MGR Assets [Member] | Year 2018 [Member] | Normal Butane [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]		29.82
MGR Assets [Member] | Year 2018 [Member] | Natural Gasoline [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]		47.25
MGR Assets [Member] | Year 2018 [Member] | Condensate [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price	[1]		56.76
MGR Assets [Member] | Year 2018 [Member] | Natural Gas (per MMBtu) [Member]
Commodity Price Risk Swap [Line Items]
Commodity market price | $ / MMBTU	[1]		2.21

[1]	Represents the New York Mercantile Exchange forward strip price as of December 8, 2015, December 1, 2016, and December 20, 2017, for the 2016 Market Prices, 2017 Market Prices and 2018 Market Prices, respectively, adjusted for product specification, location, basis and, in the case of NGLs, transportation and fractionation costs.
[2]	The Hugoton system was sold in October 2016. See Note 3.